COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20—COMMITMENTS AND CONTINGENCIES

Investigations and Litigation

On February 2, 2018, The George Leon Family Trust, a purported CB&I shareholder, filed a purported class action complaint in the United States District Court for the Southern District of Texas against CB&I, the members of the CB&I Supervisory Board, McDermott and the subsidiaries of CB&I and McDermott that are parties to the Business Combination Agreement. The action is captioned The George Leon Family Trust v. Chicago Bridge & Iron Company N.V., et al., Case No. 4:18-cv-00314 (S.D. Tex.). The complaint alleges violations by the defendants of Section 14(a) and 20(a) of the Exchange Act and Rule 14a-9 under the Exchange Act with respect to the registration statement filed with the U.S. Securities and Exchange Commission in connection with the Combination, based on various alleged omissions of material information. The complaint asserts liability against McDermott as a controlling person of CB&I, based on an allegation that McDermott had direct supervisory control over the composition of the registration statement and the information disclosed therein, as well as the information alleged to have been omitted and/or misrepresented in the registration statement. The plaintiff is seeking relief including an injunction to (1) prevent the defendants from completing the Combination or, if the Combination is consummated, to rescind it and set it aside, or an award for rescissory damages, and (2) require the dissemination of a registration statement that does not include any untrue statements of material fact and includes all material facts required or necessary to make the statements contained therein not misleading. The complaint also seeks an award for attorneys’ and experts’ fees. The alleged omissions and requests for relief are similar to allegations contained in a putative class action complaint filed in January 2018 against CB&I, the members of CB&I’s Supervisory Board, and certain officers of CB&I, also in the United States District Court for the Southern District of Texas. That action is captioned McIntyre v. Chicago Bridge & Iron Company N.V., et al., Case No. 4:18-cv-00273 (S.D. Tex.) (the “McIntyre Action”). On February 7, 2018, the plaintiff in the McIntyre Action filed a motion for preliminary injunction with the Court. A hearing on that motion has not yet been scheduled.  We believe the substantive allegations contained in both complaints are without merit, and we intend to defend against the claims made against us vigorously.

We co-own interests in several entities (collectively “FloaTEC”) with subsidiaries of Keppel Corporation (including its subsidiaries, “Keppel”). We have conducted an internal investigation in connection with allegations by a former Petrobras employee that Keppel’s agent made improper payments to secure project awards from Petrobras on a number of Keppel affiliated projects in Brazil, including a FloaTEC project on which we were also a subcontractor. Keppel’s agent subsequently entered into a plea arrangement with the Brazilian authorities and admitted to having made improper payments on behalf of Keppel to former Petrobras employees on projects unrelated to FloaTEC. In August 2016, we voluntarily contacted the U.S. Department of Justice (“DOJ”) to advise it of the preliminary results of our internal investigation, which identified no evidence to indicate any improper payments were made by us or FloaTEC or that any of our or FloaTEC’s employees authorized, had knowledge of, or direction or control over, any such payments. During the period from August 2016 through January 2017, we responded to requests for additional information from the DOJ. In December 2017, Keppel entered into a deferred prosecution agreement with the DOJ and the U.S. Attorney’s Office for the U.S. District Court for the Eastern District of New York in connection with charges that Keppel had conspired to violate the anti-bribery provisions of the Foreign Corrupt Practices Act. The DOJ has not been in contact with us since January 2017 regarding this matter. If in the future, the DOJ determines that violations of applicable law have occurred involving us, we could be subject to civil or criminal sanctions, including monetary penalties, which could be material. However, based on the results of our investigation, we do not expect this matter to have a material adverse effect on us or our operations.

Additionally, due to the nature of our business, we and our affiliates are, from time to time, involved in litigation or subject to disputes or claims related to our business activities, including, among other things:

•	performance or warranty-related matters under our customer and supplier contracts and other business arrangements; and
•	workers’ compensation claims, Jones Act claims, occupational hazard claims, including asbestos-exposure claims, premises liability claims and other claims.

Based upon our prior experience, we do not expect that any of these other litigation proceedings, disputes and claims will have a material adverse effect on our consolidated financial condition, results of operations or cash flows; however, because of the inherent uncertainty of litigation and other dispute resolution proceedings and, in some cases, the availability and amount of potentially applicable insurance, we can provide no assurance that the resolution of any particular claim or proceeding to which we are a party will not have a material effect on our consolidated financial condition, results of operations or cash flows for the fiscal period in which that resolution occurs.

Environmental Matters

We have been identified as a potentially responsible party at various cleanup sites under the Comprehensive Environmental Response, Compensation, and Liability Act of 1980, as amended (“CERCLA”). CERCLA and other environmental laws can impose liability for the entire cost of cleanup on any of the potentially responsible parties, regardless of fault or the lawfulness of the original conduct. Generally, however, where there are multiple responsible parties, a final allocation of costs is made based on the amount and type of wastes disposed of by each party and the number of financially viable parties, although this may not be the case with respect to any particular site. We have not been determined to be a major contributor of wastes to any of these sites. On the basis of our relative contribution of waste to each site, we expect our share of the ultimate liability for the various sites will not have a material adverse effect on our consolidated financial condition, results of operations or cash flows in any given year.

In 2013, we established a $6 million environmental reserve in connection with our plan to discontinue the utilization of our Morgan City fabrication facility.  We incurred approximately $4 million for remediation activities. Based on our completed remediation activities, as well as our internal assessment, we believe no environmental remediation liability exists with respect to the Morgan City site. As a result, in 2016, we reversed our remaining environmental remediation obligation accrual.

Assets Retirement Obligations

Asset retirement obligations (“ARO”) are recorded at the present value of the estimated costs to retire the asset at the time the obligation is incurred.

At some sites, we are contractually obligated to decommission our fabrication facilities upon site exit. Currently, we are unable to estimate any ARO due to the indeterminate life of our fabrication facilities.  We regularly review the optimal future alternatives for our facilities. Any decision to retire one or more facilities will result in recording the present value of such obligations. As of December 31, 2017, no ARO is recorded.

Contracts Containing Liquidated Damages Provisions

Some of our contracts contain provisions that require us to pay liquidated damages if we are responsible for the failure to meet specified contractual milestone dates and the applicable customer asserts a claim under those provisions. Those contracts define the conditions under which our customers may make claims against us for liquidated damages. In many cases in which we have historically had potential exposure for liquidated damages, such damages ultimately were not asserted by our customers. As of December 31, 2017, we had approximately $29 million of potential liquidated damages exposure, however no liability for liquidated damages is recorded in our Consolidated Financial Statements. We believe we will be successful in obtaining schedule extensions or other customer-agreed changes that should resolve the potential for unaccrued liquidated damages. Accordingly, we believe that no amounts for these potential liquidated damages are probable of being paid by us. However, we may not achieve relief on some or all of the issues involved and, as a result, could be subject to liquidated damages being imposed on us in the future.

Operating Leases

Future minimum payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at December 31, 2017 are as follows (in thousands):

Fiscal Year Ending December 31,	Amount
2018	$27,710
2019	26,018
2020	23,586
2021	21,570
2022	22,077
Thereafter	147,949

Total rental expense in 2017, 2016 and 2015 was $45 million, $36 million and $40 million, respectively. These expense amounts include contingent rentals and are net of sublease income, neither of which is material.